Subsequent Events - Additional Information (Detail) - Subsequent Event $ / shares in Units, $ in Thousands	Oct. 31, 2023 USD ($) $ / shares
Subsequent Event [Line Items]
Common stock, dividends, per share, declared	$ 0.3
Series A Preferred Shares
Subsequent Event [Line Items]
Preferred cash dividend per depositary share	$ 0.44
Preferred cash dividend per depositary share total aggregate amount payable | $	$ 2,625
Series B Preferred Shares
Subsequent Event [Line Items]
Preferred cash dividend per depositary share	$ 0.39
Preferred cash dividend per depositary share total aggregate amount payable | $	$ 2,344